Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total Revenue	$ 460,804	$ 708,288	$ 919,438	$ 3,529,333	$ 5,385,077	$ 3,677,896
Professional services (over time)
Disaggregation of Revenue
Total Revenue	385,804	645,788	769,438	3,404,333	4,415,512	3,477,896
Termination expense reimbursement (point in time)
Disaggregation of Revenue
Total Revenue					719,565
License fees (over time)
Disaggregation of Revenue
Total Revenue	$ 75,000	$ 62,500	$ 150,000	$ 125,000	$ 250,000	$ 200,000